Accrued Liabilities (Details Narrative) - USD ($)	Oct. 31, 2018	Apr. 30, 2018	Jan. 31, 2018
Payables and Accruals [Abstract]
Accrued salary - officer	$ 38,791
Credit card	9,608
Accrued interest	2,654
Total	$ 51,053	$ 30,000	$ 0